Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Total stock- based compensation expense	$ 677	$ 1,404	$ 2,574	$ 7,354	$ 8,445	$ 2,004
Research and Development Expense [Member]
Total stock- based compensation expense	91	226	380	2,172	2,355	593
General and administrative expenses [Member]
Total stock- based compensation expense	$ 586	$ 1,178	$ 2,194	$ 5,182	$ 6,090	$ 1,411